Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	READY ASSETS PRIME MONEY FUND
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2015